Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Dec. 31, 2020
Disclosure Of Accounting Judgements And Estimates [Abstract]
Significant Accounting Judgments, Estimates and Assumptions
3	Significant Accounting Judgments, Estimates and Assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgments

In the process of applying the Group’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Revenue from Contracts with Customers

BioNTech applied the following judgments that significantly affect the determination of the amount and timing of revenue from contracts with customers:

Identification and Determination of Performance Obligations

BioNTech generates revenues from collaboration and license agreements, which contain multiple elements, including licenses to use, research, develop, manufacture and commercialize candidates and products, research and development services as well as obligations to develop and manufacture preclinical and clinical material and products. BioNTech determined that those collaboration and license agreements qualify as contracts with its customers. At inception of each agreement, BioNTech applies judgment when determining which promises represent distinct performance obligations. If promises are not distinct, they are combined until the bundle of promised goods and services is distinct. For some agreements, this results in BioNTech accounting for goods and services promised in a collaboration and license agreement as a single performance obligation with a single measure of progress. For these combined performance obligations, BioNTech assesses which of these promises is the predominant promise to determine the nature of the performance obligation. When licenses are granted, BioNTech determined that the grant of the license is the predominant promise within the combined performance obligations. It is assessed that BioNTech grants their customers a right to access or a right to use BioNTech’s intellectual property due to the collaboration and license agreements.

Measurement of the Transaction Price

BioNTech’s collaboration and license agreements often include variable considerations, which are contingent on the occurrence or non-occurrence of a future event (i.e., reaching a certain milestone). When determining deferred revenues of a collaboration and license agreement, BioNTech is required to estimate the amount of consideration to which it will be entitled in exchange for transferring the promised goods or services to the customer.

As there are usually only two possible outcomes (i.e., milestone is reached or not), BioNTech has assessed that the method of the most likely amount is the best method to predict the amount of consideration to which BioNTech will be entitled. At contract inception, the most likely amount for milestone payments is estimated to be zero. BioNTech has assessed that the likelihood of achieving the respective milestone decreases depending on how far the expected date of achieving the milestone lies in the future. At each reporting date, BioNTech uses judgment to determine when to include variable consideration in the transaction price such that it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with respect to the variable consideration is subsequently resolved. BioNTech has concluded that future milestone payments are fully constrained at the end of the current fiscal year.

Future milestone payments would become unconstrained at the satisfaction of the milestone event, specifically a development event, a regulatory approval or achievement of a sales milestone.

Allocation of the Transaction Price to Performance Obligations and Revenue Recognition as Performance Obligations are satisfied

BioNTech allocates the transaction price to performance obligations based on their relative standalone selling prices, which are generally based on best estimates and interpretations of facts and circumstances of each contractual agreement and may require significant judgment to determine appropriate allocation.

Upfront payments and reimbursement for expenses are initially deferred on BioNTech’s consolidated statements of financial position. BioNTech assessed that no significant financing component exists within its collaboration agreements since the overall business purpose of advanced payments is to support the payment structure other than to provide a significant benefit of financing.

For performance obligations in which the costs vary based on progress, an input-based measure considering cost incurred depicts most reliably the progress of the related research activities. In other cases, revenue recognition on a straight-line basis may most reliably depict BioNTech’s performance toward complete satisfaction. In case the contractual activities progress, the achievement of development milestones will be used to measure the progress toward complete satisfaction. BioNTech evaluates the measure of progress each reporting period and, if necessary, adjust the measure of performance and related revenue recognition. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenues and net loss in the period of adjustment.

Upon successfully commercializing a pharmaceutical product, the collaboration and license agreements also provide for additional profit-sharing or tiered royalties earned when customers recognize net sales of licensed products as well as sales milestone payments. Revenue is recognized based on the sales-based or usage-based royalty exemption when, or as, the underlying sales occur, which is when the performance obligation has been satisfied.

Principal-Agent Considerations

Collaboration agreements that involve two or more partners who contribute to the provision of a specific good or service to a customer are assessed in terms of principal-agent considerations. Under BioNTech’s current collaboration agreements, the allocation of marketing and distribution rights defines territories in which the collaboration partner act as a principal respectively. BioNTech recognizes revenue net based on the collaboration partners’ gross profit in territories where the partner is responsible for supply and on a gross basis when directly supplying customers in its territories when control has been transferred. Amounts paid to collaboration partners for their share of BioNTech’s profits where BioNTech is the principal in the transaction are recorded as cost of sales.

Pfizer Agreement Characteristics

With respect to the collaboration with Pfizer, commercial revenue is recognized based on the collaboration partners’ gross profit from COVID-19 vaccine sales, which is shared under the respective collaboration agreement. In determining commercial revenue pursuant to this collaboration agreement, BioNTech is reliant on the collaboration partner for detail regarding its gross profit for the period at hand. BioNTech has been informed by its collaboration partner that certain of the information it intends to provide BioNTech with regard to the gross profit will be, by necessity, preliminary and subject to change. This is mainly due to the fact that the partner’s financial reporting cycle differs from BioNTech’s. Pfizer’s subsidiaries outside the United States have a fiscal year-end of November 30; that is, the details on sales in these territories are required in advance of closing the respective reporting periods. As a result, BioNTech’s determination of its share of such gross profit for purposes of recognizing revenues will be subject to risks that amounts reported might vary from actual amounts reported once the collaboration partner’s final financial results are available.

For the period covered in these consolidated financial statements, Pfizer has calculated gross profit for COVID-19 vaccine sales in the U.S. territory as well as shared preliminary gross profit for COVID-19 vaccine sales in territories outside the United States, both of which will be reconciled and finalized. The respective gross profit shares are calculated based on sales and include consideration of transfer prices. The latter includes manufacturing and shipping costs which represent standard prices and include mark-ups on manufacturing costs as specified by the terms of the agreement. Manufacturing and shipping cost variances were considered as far as those have been identified. Nevertheless, those input parameters maybe adjusted once actual costs are determined. The sales for the U.S. territory, as reported by Pfizer, as well as sales preliminary reported for territories outside the United States have been used to estimate license obligations in terms of royalties and sales milestones. Sales milestones and royalties are recognized as they are earned by the partners. Sales milestones are shared equally, while royalty payments are shared on the basis of revenue in the territories for which the partners are responsible. The estimated royalty fees applied to net sales reflect the license obligations to the extent currently identified from third party contractual arrangements. Changes in estimates are accounted for prospectively, when determined.

These estimated figures are likely to change prospectively in future periods as BioNTech receives final data from Pfizer. Those changes in BioNTech’s share of the collaboration partner’s gross profit will be recognized prospectively as changes to BioNTech’s commercial revenues. To the extent that Pfizer does not provide such preliminary information in the future, BioNTech’s provisional sales figures for territories outside of the United States will be subject to a greater level of estimation and judgment.

Year ended December 31, 2020
(in thousands)	German territory	U.S. territory	Territories outside the U.S.	Total

Direct product sales to BioNTech customers	€ 20,553			€ 20,553
Share of collaboration partner's gross profit		€ 46,997	€ 141,480	€ 188,477
Input parameters used within gross profit share calculation
Sales		reported	preliminary reported
Transfer price (manufacturing, shipping costs and respective variances)		standard prices	standard prices
License payments		identified royalty rate	identified royalty rate

Pfizer’s determination of manufacturing and shipping costs also affects the transfer prices that have been charged to COVID-19 vaccine supplies that it manufactures and supplies to BioNTech and may be subject to adjustment whenever manufacturing and shipping cost variances are identified. Likewise, BioNTech’s own cost of sales and the respective gross profit share owed to BioNTech’s partner may be adjusted prospectively, when changes are determined.

For the carrying amounts of the revenue recognition-related contract balances, see Note 6.

Research and Development Expenses

Research and development expenses consist of costs incurred in performing research and development activities, including personnel-related expenses, contract services and costs for purchased materials, laboratory supplies and non-capital equipment used in the research and development process. Research and development expenses include BioNTech’s share of expenses under the terms of collaboration agreements and 100% of the expenses for wholly-owned product candidates. Research and development expenses shared under collaboration agreements, which are initially incurred by the collaboration partners and subsequently charged to BioNTech, are recorded as purchased services classified within research and development. Cost reimbursements from partners for research and development expenses initially incurred by BioNTech and due to BioNTech under the agreements, are recorded as a reduction to purchased services classified within research and development expenses.

BioNTech has entered into agreements under which third parties grant licenses to BioNTech. Consideration paid under those agreements include upfront payments, development milestone payments and development expense reimbursements as well as sales-based milestone and royalty payments. Milestone payments are recorded when the specific milestone has been achieved. If those licenses grant access to technologies, both parties jointly perform research or development activities and both are exposed to significant risks and rewards of the activities. Costs incurred with the agreements are not treated differently from costs related to own product candidates. If the agreements grant BioNTech rights to use certain patents and technologies, that meet the definition of an identifiable assets, they are treated as acquired intangible assets. This assessment is made based on the facts and circumstances of each contractual agreement.

The value of goods and services received from contract research organizations, or CROs, and contract manufacturing organizations, or CMOs, in the reporting period are estimated based on the level of services performed and progress made in the respective period. Amounts are recorded as accrued expenses if BioNTech has not received an invoice from the service provider. Advance payments for goods or services that will be used or rendered for future research and development activities are recognized as other current assets or other current financial assets respectively. The amounts are currently expensed as the related goods are delivered or the services performed. Management’s estimates are based on the best information available at the time. However, additional information may become available in the future and management may adjust the estimate in such future periods. In this event, BioNTech may be required to record adjustments to research and development expenses in future periods when the actual level of activity becomes more certain. BioNTech considers resulting increases or decreases in cost as changes in estimates and reflects such changes in research and development expenses in the period identified.

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset if, and only if, all of the six criteria can be demonstrated by the Group as shown under Note 2.3.10 above. Due to the inherent risk of failure in pharmaceutical development and the uncertainty of approval, management has determined that these criteria are not met in the biotech sector until regulatory approval has been obtained. The related expenditure is reflected in the consolidated statements of operations in the period in which the expenditure is incurred. Sales-based milestone or royalty payments incurred under license agreements relating to self-developed intangibles after the approval date of the respective pharmaceutical product are considered as contingent considerations. These contingent considerations are recognized as expenses as incurred.

Prior to initial regulatory approval, costs relating to production of products are expensed as research and development expenses in the period incurred. If pre-launch products are sold, the respective product gross margin may be higher compared to the expected recurring margin as the underlying costs will not be included in cost of sales.

Estimates and Assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Business Combinations

The allocation of the purchase price for business acquisitions to the identifiable assets acquired and liabilities assumed based on their respective fair values, requires use of accounting estimates and judgment. Acquired intangible assets are valued using valuation models such as the Multi Period Excess Earnings Method under which fair values are derived from future net cash flows, which are discounted to the acquisition date using an appropriate discount factor. BioNTech has estimated fair values of assets acquired, liabilities assumed and contingent considerations based on reasonable assumptions. BioNTech continues to collect information and reevaluate these provisional estimates and assumptions in accordance with IFRS 3. Any adjustments to these provisional estimates and assumptions is recorded against goodwill provided they arise within the measurement period. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

For further disclosures relating to business combinations, see Note 5.

Impairment of Non-Financial Assets

Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on DCF model less incremental costs of disposing of the asset. The value in use calculation is based on a DCF model as well. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill and other intangibles with indefinite useful lives recognized by the Group.

The key assumptions used to determine the recoverable amount for the different CGUs, including a sensitivity analysis, are disclosed and further explained in Note 11.

Share-Based Payments

Determining the fair value of share-based payment transactions requires the most appropriate valuation for the specific program, which depends on the underlying terms and conditions.

The Group has used valuation models like a binomial or Monte-Carlo simulation model for the measurement of the cash- and equity-settled transactions’ fair value at the grant date considering certain assumption relating to, e.g., the volatility of stock price, the determination of an appropriate risk-free interest rate, expected dividends and the probability of reaching a minimum hurdle to exercise the relevant options. For awards which were granted prior to the initial public offering, at a time where no quoted market prices existed, the valuation model assumptions included the option’s underlying share price. For awards which were granted post the initial public offering, the grant date’s share prices on the Nasdaq Global Select Market were included in the valuation.

For further disclosures relating to share-based payments, see Note 17.

Embedded Derivatives

Defining the fair value of the embedded derivative which was bifurcated from the convertible note, as host contract, requires significant judgment.

The Group has used the Cox-Rubinstein binomial tree model when determining the fair value of the conversion right. The primary inputs used in the model include stock price volatility, credit spreads, risk-free interest rate and foreign exchange forward rates. Stock price volatility is based on implied volatility for BioNTech, credit risk is model implied and adjusted for movement in credit spreads for B-rated corporates at each valuation date, the risk-free interest rate is based on currency specific time congruent IBOR and swap rates whereas the foreign exchange forward rates are based on observable market data.

For further disclosures relating to financial instruments, see Note 12.

Leases

Right-of-use assets are measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease.

Significant accounting judgments are required for the determination of the appropriate incremental borrowing rate, which is to be used in the calculation of the asset and liability that are recognized in the financial statements regarding the lease contracts.

For the carrying amounts of right-of-use assets and the related lease liability, see Note 19.

Taxes

The Group is subject to income taxes in more than one tax jurisdictions. Due to the increasing complexity of tax laws and the corresponding uncertainty regarding the legal interpretation by the fiscal authorities, tax calculations are generally subject to an elevated amount of uncertainty. To the extent necessary, possible tax risks are taken into account in form of provisions.

The Group does not recognize or impairs deferred tax assets when it is unlikely that a corresponding amount of future taxable profit will be available against which the deductible temporary differences, tax loss carry forwards and tax credits can be utilized. Significant management judgment is required when determining whether sufficient future taxable profit will be available against which the deductible temporary differences, tax loss carry forwards and tax credits can be utilized. This includes management’s assessment on the character and amounts of taxable future profits, the periods in which those profits are expected to occur, and the availability of tax planning opportunities. As a matter of policy, convincing evidence supporting the recognition of deferred tax assets is required if an entity has suffered a loss in either the current or the preceding periods.

As of December 31, 2020, based on BioNTech’s product-based business plan, including commercial supply commitments agreed with various governments and health ministries under which BioNTech either directly supplies the COVID-19 vaccine or, if they relate to territories which have been allocated to Pfizer, BioNTech will receive the profit share to which its eligible, it is now considered highly probable that taxable profits for the German tax group will be available against which the tax losses can be utilized. On this basis, BioNTech has determined that a deferred tax asset with respect to the German tax group’s tax losses carried forward can be recognized.

On the other hand, management has determined that deferred tax assets on tax losses carried forward that relate to subsidiaries which have a loss making history cannot be recognized. This includes the assessment that those subsidiaries neither have any taxable temporary difference nor any tax planning opportunities available that could support the recognition of deferred tax assets.

For further disclosures relating to deferred taxes, see Note 8.